Cover	Mar. 14, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2025
Entity File Number	001-41223
Entity Registrant Name	PAPAYA GROWTH OPPORTUNITY CORP. I
Entity Central Index Key	0001894057
Entity Tax Identification Number	87-3071107
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3500 South Dupont Highway
Entity Address, Address Line Two	Suite HX-102
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	510
Local Phone Number	214-3750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock Par Value 0. 0001 Per Share And Onehalf Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	PPYAU
Shares Of Class Common Stock Par Value 0. 0001 Per Share Included As Part Of Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	PPYA
Redeemable Warrants Each Exercisable For One Share Of Class Common Stock For 11. 50 Per Share Included As Part Of Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	PPYAW